Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
October 31, 2024
SUE-NPRT1-1224
1.9901535.103
Common Stocks - 97.9%
	Shares	Value ($)
CHINA - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	293	68,709
UNITED STATES - 97.4%
Communication Services - 9.0%
Entertainment - 3.4%
Netflix Inc (a)	207	156,498
Walt Disney Co/The	3,511	337,758
		494,256
Interactive Media & Services - 3.7%
Alphabet Inc Class A	3,118	533,521
Media - 1.9%
Comcast Corp Class A	3,720	162,453
TEGNA Inc	7,573	124,424
		286,877
TOTAL COMMUNICATION SERVICES		1,314,654

Consumer Discretionary - 10.1%
Automobiles - 1.2%
Tesla Inc (a)	704	175,894
Broadline Retail - 3.3%
Amazon.com Inc (a)	2,570	479,048
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	812	190,699
Starbucks Corp	1,099	107,372
		298,071
Household Durables - 1.6%
PulteGroup Inc	582	75,386
Taylor Morrison Home Corp (a)	2,350	160,975
		236,361
Specialty Retail - 2.0%
Lowe's Cos Inc	1,106	289,584
TOTAL CONSUMER DISCRETIONARY		1,478,958

Consumer Staples - 3.6%
Household Products - 2.9%
Procter & Gamble Co/The	2,598	429,138
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	1,506	103,823
TOTAL CONSUMER STAPLES		532,961

Energy - 3.0%
Energy Equipment & Services - 1.9%
Baker Hughes Co Class A	7,338	279,431
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy Inc	809	154,826
TOTAL ENERGY		434,257

Financials - 12.8%
Banks - 1.5%
Bank of America Corp	2,439	101,999
Citigroup Inc	1,862	119,485
		221,484
Capital Markets - 5.2%
Blackrock Inc	301	295,290
Moody's Corp	828	375,945
Northern Trust Corp	914	91,875
		763,110
Consumer Finance - 3.1%
American Express Co	1,270	343,002
Discover Financial Services	695	103,158
		446,160
Financial Services - 2.5%
Essent Group Ltd	596	35,766
Mastercard Inc Class A	658	328,730
		364,496
Insurance - 0.5%
Hartford Financial Services Group Inc/The	656	72,449
TOTAL FINANCIALS		1,867,699

Health Care - 11.6%
Biotechnology - 2.3%
Exact Sciences Corp (a)	1,106	76,237
Gilead Sciences Inc	2,536	225,248
Moderna Inc (a)	694	37,725
		339,210
Health Care Providers & Services - 4.6%
BrightSpring Health Services Inc (a)	12,600	188,622
Centene Corp (a)	2,259	140,645
Cigna Group/The	1,094	344,402
		673,669
Life Sciences Tools & Services - 2.2%
Danaher Corp	792	194,563
ICON PLC (a)	549	121,938
		316,501
Pharmaceuticals - 2.5%
Merck & Co Inc	2,374	242,908
Zoetis Inc Class A	649	116,028
		358,936
TOTAL HEALTH CARE		1,688,316

Industrials - 9.3%
Building Products - 1.3%
Johnson Controls International plc	2,419	182,755
Commercial Services & Supplies - 0.7%
Veralto Corp	1,059	108,219
Electrical Equipment - 2.7%
Acuity Brands Inc	588	176,806
Generac Holdings Inc (a)	565	93,536
Regal Rexnord Corp	752	125,238
		395,580
Machinery - 2.3%
Deere & Co	382	154,592
Ingersoll Rand Inc	1,181	113,376
Timken Co/The	891	73,953
		341,921
Professional Services - 2.3%
KBR Inc	3,681	246,664
ManpowerGroup Inc	1,400	87,990
		334,654
TOTAL INDUSTRIALS		1,363,129

Information Technology - 29.3%
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	491	92,421
IT Services - 0.5%
Accenture Capital Inc Class A	215	74,136
Semiconductors & Semiconductor Equipment - 9.7%
Advanced Micro Devices Inc (a)	552	79,527
First Solar Inc (a)	442	85,960
NVIDIA Corp	7,663	1,017,340
ON Semiconductor Corp (a)	3,400	239,666
		1,422,493
Software - 10.2%
Gen Digital Inc	3,608	105,029
Intuit Inc	186	113,516
Microsoft Corp	2,180	885,844
Salesforce Inc	1,266	368,874
		1,473,263
Technology Hardware, Storage & Peripherals - 8.3%
Apple Inc	4,872	1,100,634
Dell Technologies Inc Class C	910	112,503
		1,213,137
TOTAL INFORMATION TECHNOLOGY		4,275,450

Materials - 4.4%
Chemicals - 2.0%
Linde PLC	666	303,796
Containers & Packaging - 2.4%
Avery Dennison Corp	902	186,741
Crown Holdings Inc	1,674	156,603
		343,344
TOTAL MATERIALS		647,140

Real Estate - 2.2%
Industrial REITs - 1.4%
Prologis Inc	1,823	205,890
Specialized REITs - 0.8%
Public Storage Operating Co	340	111,880
TOTAL REAL ESTATE		317,770

Utilities - 2.1%
Electric Utilities - 1.5%
NextEra Energy Inc	2,794	221,425
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy Inc Class C	3,046	86,445
TOTAL UTILITIES		307,870

TOTAL UNITED STATES		14,228,204
TOTAL COMMON STOCKS (Cost $11,501,988)		14,296,913

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $11,501,988)	14,296,913
NET OTHER ASSETS (LIABILITIES) - 2.1%	305,526
NET ASSETS - 100.0%	14,602,439

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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